Financial instruments (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 MXN ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)
Notes and other explanatory information [abstract]
Cash and cash equivalents	$ 5,773,615	$ 6,171,157	$ 76,626	$ 3,155,750	$ 4,245,983	$ 6,658,076
Accounts receivable and prepaid expenses	32,593		264
Total assets	5,806,208		76,890
Trade and other payables		$ 463,186	7,623	$ 424,465
Total liabilities			7,623
Net assets	$ 5,806,208		$ 69,267